Additional Detail of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	$ 107
Outstanding Recorded Investment Post - Modification	104
Number of Loans	1
Interest Income Recognized	8	0
Consumer real estate
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0
Outstanding Recorded Investment Post - Modification	0
Number of Loans	0
Interest Income Recognized	0	15
Commercial Installment
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0
Outstanding Recorded Investment Post - Modification	0
Number of Loans	0
Interest Income Recognized	0
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	107
Outstanding Recorded Investment Post - Modification	104
Number of Loans	1
Interest Income Recognized	8	108
Consumer Installment
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0
Outstanding Recorded Investment Post - Modification	0
Number of Loans	0
Interest Income Recognized	$ 0